INCOME TAXES (10K) (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Expiration of consolidated operating loss carryforwards and research credit carryforwards
The following are the consolidated operating loss carryforwards and research credit carryforwards that will begin expiring as follows:

Calendar Years	Consolidated Operating Loss Carryforwards	Research Activities Carryforwards
2021	$ 34,248	$ ---
2023	95,666	---
2024	910,800	13,584
2025	1,687,528	21,563
2026	11,950,281	60,797
2027	3,431,365	85,052
2028	8,824,940	139,753
2029	6,889,761	81,940
2030	5,113,583	41,096
2031	3,728,626	43,592
2032	3,695,792	8,690
2033	3,187,559	15,882
2034	1,797,031	19,491
Total	$ 51,347,180	$ 531,440

Deferred tax assets and deferred tax liabilities
An analysis of the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2014 and 2013 are as follows:

	2014	2013
Deferred tax assets:
Net operating loss carryforwards	$ 18,279,724	$ 17,657,746
Intangible assets	188,944	247,248
Other	554,404	512,286
Total gross deferred tax assets	19,023,072	18,417,280

Deferred tax liabilities:
Property and equipment	33,696	72,347
Total gross deferred tax liabilities	33,696	72,347

Net total of deferred assets and liabilities	18,989,376	18,344,933
Valuation allowance	(18,989,376)	(18,344,933)
Net deferred tax assets	$ ---	$ ---

Reconciliation of expected statutory federal income tax rate to actual income tax rate
The following is a reconciliation of the expected statutory federal income tax rate to our actual income tax rate for the years ended December 31:

	2014	2013
Expected income tax (benefit) at federal statutory tax rate -35%	$ (681,109)	$ (1,137,320)

Permanent differences	52,273	21,754
Research tax credits	(19,491)	(15,882)
Amortization of deferred start up costs	---	---
Valuation allowance	648,327	1,131,448
Income tax expense	$ ---	$ ---